Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			0.89%	2.99%	2.98%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares – Return Before Taxes
Average Annual Return, Percent	[1]		4.02%	3.46%	2.83%
Performance Inception Date	[1]	Jan. 31, 2024
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			6.06%	4.55%	3.92%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		3.64%	2.60%	2.60%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		3.64%	2.72%	2.53%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares – Return Before Taxes
Average Annual Return, Percent			1.57%	3.61%	3.73%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares – Return Before Taxes
Average Annual Return, Percent	[3]		4.57%	3.89%	3.48%
Performance Inception Date	[3]	Nov. 14, 2022
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			6.61%	4.98%	4.57%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[4]		4.01%	3.26%	3.09%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		3.90%	3.11%	2.97%
S&P 500 Index(3) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[5]		17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index(4) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[6]		7.30%	(0.36%)	2.01%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		7.30%	(0.36%)	2.01%
50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		12.64%	6.99%	8.50%

[1]	Class C shares commenced operations on January 31, 2024. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[3]	Class C shares commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[5]	The S&P 500 Index is a market-cap-weighted index that includes 500 of the top companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index.
[6]	The Bloomberg US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.
[7]	The 50% S&P 500 Index/50% Bloomberg US Aggregate Bond Index consists of a 50/50 blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index. The S&P 500 Index is a market-cap-weighted index that includes a representative sample of 500 of the top leading companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index. The Bloomberg US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.